Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Classes of employee benefits expense [abstract]
Vested period on entitlement of an eligible employee	20 years